Schedule of Concentration Risk of Lease Rental Income (Detail) - Lease Rental Income - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	18.40%	15.40%	14.00%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	12.70%	13.30%	13.40%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	9.40%	8.30%	8.40%